COMMITMENTS AND CONTINGENCIES - Additional Information (Details)		6 Months Ended
	Dec. 25, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Weitian Group LLC. | Investor Relations Agreement
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Consideration paid per month	$ 4,000
Investor Relations Agreement Period	1 year
Investor Relations Agreement renewal term (consecutive months)	12 months
Chengkai
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Litigation amount claimed		$ 76,088	¥ 491,343